Shareholder Report, Holdings (Details) - C000032336	Jun. 30, 2024
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	51.90%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	36.20%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.40%